Supplemental Guarantor Financial Information - I/S (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Consolidating Statements of Comprehensive Income
Revenues	$ 303,304	$ 311,350	$ 303,746	$ 281,901	$ 283,873	$ 265,847	$ 260,029	$ 245,072	$ 1,200,301	$ 1,054,821	$ 876,486
Operating costs and expenses									1,060,384	950,182	793,885
Operating (loss) income									139,917	104,639	82,601
Interest expense, net, including amortization of financing costs and note discount									30,814	33,812	23,086
Redemption costs for early extinguishment of debt										9,075
Other (income) expense, net									3,780	(1,616)	(3,150)
Income (loss) before income taxes									105,323	63,368	62,665
Income tax (benefit) expense									39,342	28,174	42,018
Net income (loss)	14,823	21,644	14,740	14,774	4,696	7,593	13,406	9,499	65,981	35,194	20,647
Net loss attributable to noncontrolling interests									(1,099)	(1,946)	(3,169)
Net income (loss) attributable to controlling interests and available to common stockholders	$ 14,841	$ 22,009	$ 14,997	$ 15,233	$ 5,522	$ 8,064	$ 13,989	$ 9,565	67,080	37,140	23,816
Other comprehensive income (loss), attributable to controlling interest									(5,780)	(10,012)	32,096
Comprehensive income (loss) attributable to controlling interests									61,300	27,128	55,912
Eliminations
Condensed Consolidating Statements of Comprehensive Income
Revenues									(12,510)	(11,157)	(8,782)
Operating costs and expenses									(12,107)	(11,232)	(8,362)
Operating (loss) income									(403)	75	(420)
Equity in (earnings) losses of subsidiaries									62,602	61,895	81,375
Other (income) expense, net									14	(387)
Income (loss) before income taxes									(63,019)	(61,433)	(81,795)
Net income (loss)									(63,019)	(61,433)	(81,795)
Net loss attributable to noncontrolling interests									(1,099)	(1,946)	(3,169)
Net income (loss) attributable to controlling interests and available to common stockholders									(61,920)	(59,487)	(78,626)
Other comprehensive income (loss), attributable to controlling interest									(661)	41	(35)
Comprehensive income (loss) attributable to controlling interests									(62,581)	(59,446)	(78,661)
Parent
Condensed Consolidating Statements of Comprehensive Income
Operating costs and expenses									4,945	16,606	12,583
Operating (loss) income									(4,945)	(16,606)	(12,583)
Interest expense, net, including amortization of financing costs and note discount									22,633	21,749	10,357
Redemption costs for early extinguishment of debt										9,075
Equity in (earnings) losses of subsidiaries									(83,112)	(61,342)	(87,874)
Other (income) expense, net									(177)	(3,807)	5,453
Income (loss) before income taxes									55,711	17,719	59,481
Income tax (benefit) expense									(10,687)	(17,013)	38,414
Net income (loss)									66,398	34,732	21,067
Net income (loss) attributable to controlling interests and available to common stockholders									66,398	34,732	21,067
Other comprehensive income (loss), attributable to controlling interest									(10,404)	(4,582)	(11,151)
Comprehensive income (loss) attributable to controlling interests									55,994	30,150	9,916
Guarantors
Condensed Consolidating Statements of Comprehensive Income
Revenues									783,219	731,618	665,709
Operating costs and expenses									675,054	619,644	554,235
Operating (loss) income									108,165	111,974	111,474
Interest expense, net, including amortization of financing costs and note discount									5,589	10,352	11,137
Equity in (earnings) losses of subsidiaries									20,510	(553)	6,499
Other (income) expense, net									(4,064)	(6,060)	(3,519)
Income (loss) before income taxes									86,130	108,235	97,357
Income tax (benefit) expense									42,888	42,033	3,603
Net income (loss)									43,242	66,202	93,754
Net income (loss) attributable to controlling interests and available to common stockholders									43,242	66,202	93,754
Other comprehensive income (loss), attributable to controlling interest									14,672	9,933	39,646
Comprehensive income (loss) attributable to controlling interests									57,914	76,135	133,400
Non-Guarantors
Condensed Consolidating Statements of Comprehensive Income
Revenues									429,592	334,360	219,559
Operating costs and expenses									392,492	325,164	235,429
Operating (loss) income									37,100	9,196	(15,870)
Interest expense, net, including amortization of financing costs and note discount									2,592	1,711	1,592
Other (income) expense, net									8,007	8,638	(5,084)
Income (loss) before income taxes									26,501	(1,153)	(12,378)
Income tax (benefit) expense									7,141	3,154	1
Net income (loss)									19,360	(4,307)	(12,379)
Net income (loss) attributable to controlling interests and available to common stockholders									19,360	(4,307)	(12,379)
Other comprehensive income (loss), attributable to controlling interest									(9,387)	(15,404)	3,636
Comprehensive income (loss) attributable to controlling interests									$ 9,973	$ (19,711)	$ (8,743)